LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.70%
Aerospace & Defense–3.09%
†Karman Holdings, Inc.	155,878	$12,478,034
†Loar Holdings, Inc.	125,921	7,214,014
		19,692,048
Capital Markets–16.93%
Carlyle Group, Inc.	157,000	7,597,230
Cohen & Steers, Inc.	116,000	7,255,800
FactSet Research Systems, Inc.	48,400	10,502,316
Houlihan Lokey, Inc.	110,237	15,832,238
Moelis & Co. Class A	93,400	5,323,800
Morningstar, Inc.	9,509	1,607,496
MSCI, Inc.	110,881	59,765,968
		107,884,848
Commercial Services & Supplies–0.95%
†Casella Waste Systems, Inc. Class A	76,000	6,029,840
		6,029,840
Diversified Consumer Services–1.36%
†Bright Horizons Family Solutions, Inc.	105,786	8,688,204
		8,688,204
Electrical Equipment–1.02%
†Forgent Power Solutions, Inc.	222,496	6,512,458
		6,512,458
Electronic Equipment, Instruments & Components–2.93%
Badger Meter, Inc.	41,131	6,266,308
†Mirion Technologies, Inc.	230,000	4,275,700
†Novanta, Inc.	68,748	8,119,826
		18,661,834
Health Care Equipment & Supplies–5.75%
†IDEXX Laboratories, Inc.	65,226	36,649,837
		36,649,837
Health Care Providers & Services–0.87%
†Billiontoone, Inc. Class A	70,228	5,543,798
		5,543,798
Health Care Technology–0.66%
†HeartFlow, Inc.	172,329	4,192,765
		4,192,765
Hotels, Restaurants & Leisure–9.84%
Choice Hotels International, Inc.	226,213	23,413,046
Red Rock Resorts, Inc. Class A	286,000	15,260,960
Vail Resorts, Inc.	187,000	23,995,840
		62,669,846
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–19.33%
†Arch Capital Group Ltd.	549,278	$52,725,195
Kinsale Capital Group, Inc.	103,637	35,408,618
Primerica, Inc.	139,790	35,014,599
		123,148,412
IT Services–3.85%
†Gartner, Inc.	154,670	24,490,448
		24,490,448
Life Sciences Tools & Services–6.52%
Bio-Techne Corp.	249,190	13,022,669
†Mettler-Toledo International, Inc.	10,400	13,116,480
West Pharmaceutical Services, Inc.	61,500	15,414,360
		41,553,509
Machinery–1.45%
Enpro, Inc.	36,873	9,242,217
		9,242,217
Pharmaceuticals–0.25%
†VeraDermics, Inc.	24,760	1,563,594
		1,563,594
Professional Services–1.85%
Exponent, Inc.	92,710	6,049,328
SS&C Technologies Holdings, Inc.	85,000	5,743,450
		11,792,778
Real Estate Management & Development–3.98%
†CoStar Group, Inc.	629,000	25,373,860
		25,373,860
Software–10.00%
†Agilysys, Inc.	98,484	7,006,152
†Guidewire Software, Inc.	221,000	33,052,760
†Intapp, Inc.	260,641	6,695,867
†JFrog Ltd.	34,764	1,631,475
†nCino, Inc.	240,864	3,608,143
†Procore Technologies, Inc.	111,714	6,367,698
†ServiceTitan, Inc. Class A	84,177	5,341,872
		63,703,967
Textiles, Apparel & Luxury Goods–5.38%
†Figs, Inc. Class A	2,321,134	34,283,149
		34,283,149
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.69%
†SiteOne Landscape Supply, Inc.	69,654	$9,271,644
†Transcat, Inc.	107,065	7,863,924
		17,135,568
Total Common Stock (Cost $225,600,863)		628,812,980

MONEY MARKET FUND–1.57%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	10,029,251	10,029,251
Total Money Market Fund (Cost $10,029,251)		10,029,251

TOTAL INVESTMENTS–100.27% (Cost $235,630,114)	$638,842,231
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(1,747,537)
NET ASSETS APPLICABLE TO 12,158,743 SHARES OUTSTANDING–100.00%	$637,094,694

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
LVIP Baron Growth Opportunities Fund–2